Interest-Bearing Borrowings (Details) - Schedule of Binomial Option Pricing Model to Determine the Fair Value of the Option for Additional Subscription	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Risk-free rate	4.20%		4.76%
Volatility	63.00%		63.00%
Dividend yield
Option Pricing Model [Member]
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Dividend yield
Bottom of range [member]
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Risk-free rate		3.49%	4.06%
Volatility		60.00%	61.00%
Bottom of range [member] | Option Pricing Model [Member]
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Risk-free rate			4.06%
Volatility			61.00%
Top of range [member]
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Risk-free rate		3.87%	4.33%
Volatility		62.00%	62.00%
Top of range [member] | Option Pricing Model [Member]
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Risk-free rate			4.33%
Volatility			62.00%
Upon Exercise [Member]
Schedule of Following Table Lists the Inputs to the Model [Line Items]
Risk-free rate			4.76%
Volatility			63.00%
Dividend yield